UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Modera Wealth Management, LLC
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-14860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John LeBlanc
Title:     Chief Compliance Officer
Phone:     617-247-0518

Signature, Place, and Date of Signing:

 /s/  John LeBlanc     Boston, MA     February 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $178,650 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      320     3444 SH       SOLE                     3444        0        0
APPLE INC                      COM              037833100      520      976 SH       SOLE                      976        0        0
AT&T INC                       COM              00206R102      819    24296 SH       SOLE                    24296        0        0
BIOGEN IDEC INC                COM              09062X103      453     3096 SH       SOLE                     3096        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      301     9244 SH       SOLE                     9244        0        0
CHEVRON CORP NEW               COM              166764100      229     2116 SH       SOLE                     2116        0        0
COCA COLA CO                   COM              191216100      254     7018 SH       SOLE                     7018        0        0
COLGATE PALMOLIVE CO           COM              194162103      396     3789 SH       SOLE                     3789        0        0
CRA INTL INC                   COM              12618T105      664    33590 SH       SOLE                    33590        0        0
EXXON MOBIL CORP               COM              30231G102     1594    18422 SH       SOLE                    18422        0        0
GENERAL ELECTRIC CO            COM              369604103      538    25622 SH       SOLE                    25622        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1064     5553 SH       SOLE                     5553        0        0
ISHARES GOLD TRUST             ISHARES          464285105     1750   107478 SH       SOLE                   107478        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1015     8357 SH       SOLE                     8357        0        0
ISHARES TR                     CORE S&P500 ETF  464287200    15654   109364 SH       SOLE                   109364        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1023    23077 SH       SOLE                    23077        0        0
ISHARES TR                     CORE S&P MCP ETF 464287507    24397   239887 SH       SOLE                   239887        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      203     2783 SH       SOLE                     2783        0        0
ISHARES TR                     RUSSELL 1000     464287622    16052   202806 SH       SOLE                   202806        0        0
ISHARES TR                     MSCI ACWI EX     464288240     2661    63529 SH       SOLE                    63529        0        0
ISHARES TR                     MSCI SMALL CAP   464288273     1081    26559 SH       SOLE                    26559        0        0
ISHARES TR                     MSCI ESG SEL SOC 464288802      375     6328 SH       SOLE                     6328        0        0
ISHARES TR                     MSCI VAL IDX     464288877      260     5337 SH       SOLE                     5337        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747    42418   411504 SH       SOLE                   411504        0        0
JOHNSON & JOHNSON              COM              478160104      597     8513 SH       SOLE                     8513        0        0
MERCK & CO INC NEW             COM              58933Y105      284     6937 SH       SOLE                     6937        0        0
PROCTER & GAMBLE CO            COM              742718109      223     3285 SH       SOLE                     3285        0        0
PROVIDENT NEW YORK BANCORP     COM              744028101     2014   216373 SH       SOLE                   216373        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106      353    11549 SH       SOLE                    11549        0        0
SIRIUS XM RADIO INC            COM              82967N108       33    11300 SH       SOLE                    11300        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2678    16527 SH       SOLE                    16527        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     1559    37713 SH       SOLE                    37713        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2014    14144 SH       SOLE                    14144        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     5348    28799 SH       SOLE                    28799        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     1097    45106 SH       SOLE                    45106        0        0
STEWARDSHIP FINL CORP          COM              860326107       82    20702 SH       SOLE                    20702        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      785    10641 SH       SOLE                    10641        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611    10348   142440 SH       SOLE                   142440        0        0
VANGUARD INDEX FDS             MID CAP ETF      922908629      869    10545 SH       SOLE                    10545        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     8701   147979 SH       SOLE                   147979        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      332     4535 SH       SOLE                     4535        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      599    13098 SH       SOLE                    13098        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    12499   280676 SH       SOLE                   280676        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    10508   176392 SH       SOLE                   176392        0        0
VANGUARD WORLD FDS             ENERGY ETF       92204A306     3226    31545 SH       SOLE                    31545        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      460    10624 SH       SOLE                    10624        0        0